Consolidated Balance Sheets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Utility plant:
Gas plant	$ 6,193,564,000	$ 5,854,917,000
Less: accumulated depreciation	(2,172,966,000)	(2,084,007,000)
Acquisition adjustments, net	196,000	370,000
Construction work in progress	111,177,000	119,805,000
Net utility plant (Note 2)	4,131,971,000	3,891,085,000
Other property and investments (Note 1)	342,343,000	313,531,000
Current assets:
Cash and cash equivalents	28,066,000	35,997,000
Accounts receivable, net of allowances (Note 3)	285,145,000	314,512,000
Accrued utility revenue	76,200,000	74,700,000
Income taxes receivable, net	4,455,000	34,175,000
Deferred purchased gas costs (Note 4)	2,608,000	3,591,000
Prepaids and other current assets (Notes 1, 4, and 13)	136,833,000	95,199,000
Total current assets	533,307,000	558,174,000
Noncurrent assets:
Goodwill (Note 1)	139,983,000	126,145,000
Deferred income taxes (Note 12)	1,288,000	428,000
Deferred charges and other assets (Notes 2, 4, and 13)	432,234,000	469,322,000
Total noncurrent assets	573,505,000	595,895,000
Total assets	5,581,126,000	5,358,685,000
Capitalization:
Common stock, $1 par (authorized - 60,000,000 shares; issued and outstanding - 47,482,068 and 47,377,575 shares) (Note 11)	49,112,000	49,007,000
Additional paid-in capital	903,123,000	896,448,000
Accumulated other comprehensive income (loss), net (Note 5)	(48,008,000)	(50,268,000)
Retained earnings	759,263,000	699,221,000
Total Southwest Gas Corporation equity	1,663,490,000	1,594,408,000
Noncontrolling interest	(2,217,000)	(2,083,000)
Total equity	1,661,273,000	1,592,325,000
Redeemable noncontrolling interest (Note 16)	22,590,000	16,108,000
Long-term debt, less current maturities (Note 7)	1,549,983,000	1,551,204,000
Total capitalization	3,233,846,000	3,159,637,000
Commitments and contingencies (Note 9)
Current liabilities:
Current maturities of long-term debt (Note 7)	50,101,000	19,475,000
Short-term debt (Note 8)	0	18,000,000
Accounts payable	184,669,000	164,857,000
Customer deposits	72,296,000	72,631,000
Income taxes payable, net	1,909,000	940,000
Accrued general taxes	42,921,000	47,337,000
Accrued interest	17,939,000	16,173,000
Deferred purchased gas costs (Note 4)	90,476,000	45,601,000
Other current liabilities (Notes 2, 4, and 13)	168,064,000	150,031,000
Total current liabilities	628,375,000	535,045,000
Deferred income taxes and other credits:
Deferred income taxes and investment tax credits, net (Note 12)	840,653,000	769,445,000
Accumulated removal costs (Note 4)	308,000,000	303,000,000
Other deferred credits and other long-term liabilities (Notes 2, 4, 10, and 13)	570,252,000	591,558,000
Total deferred income taxes and other credits	1,718,905,000	1,664,003,000
Total capitalization and liabilities	$ 5,581,126,000	$ 5,358,685,000